Intangible Assets and Related Accumulated Amortization (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible Assets [Line Items]
Gross carrying value, finite-lived	¥ 504,890		¥ 548,344
Accumulated amortization	(388,918)		(413,333)
Accumulated impairment	(103,397)		(90,535)
Net carrying value, finite-lived	12,575	$ 1,927	44,476
Online game licenses
Intangible Assets [Line Items]
Gross carrying value, finite-lived	179,843		195,903
Accumulated amortization	(122,515)		(128,370)
Accumulated impairment	(54,238)		(50,417)
Net carrying value, finite-lived	3,090	473	17,116
Technology
Intangible Assets [Line Items]
Gross carrying value, finite-lived	139,367		149,227
Accumulated amortization	(118,478)		(125,350)
Accumulated impairment	(12,069)		(1,473)
Net carrying value, finite-lived	8,820	1,352	22,404
Platform
Intangible Assets [Line Items]
Gross carrying value, finite-lived	71,783		76,748
Accumulated amortization	(39,485)		(42,206)
Accumulated impairment	(32,298)		(34,532)
Net carrying value, finite-lived			10
Customer relationship
Intangible Assets [Line Items]
Gross carrying value, finite-lived	46,570		49,308
Accumulated amortization	(43,920)		(46,474)
Accumulated impairment	(2,650)		(2,834)
User base
Intangible Assets [Line Items]
Gross carrying value, finite-lived	45,321		48,490
Accumulated amortization	(45,321)		(48,490)
Trademarks
Intangible Assets [Line Items]
Gross carrying value, finite-lived	15,820		22,824
Accumulated amortization	(13,674)		(17,154)
Accumulated impairment	(2,142)		(1,279)
Net carrying value, finite-lived	4	1	4,391
Domain names
Intangible Assets [Line Items]
Gross carrying value, finite-lived	4,576		4,234
Accumulated amortization	(3,915)		(3,679)
Net carrying value, finite-lived	661	$ 101	555
Noncompete Agreements
Intangible Assets [Line Items]
Gross carrying value, finite-lived	1,610		1,610
Accumulated amortization	¥ (1,610)		¥ (1,610)